STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
STOCK-BASED COMPENSATION
Schedule of fair value of warrants
	Stock Options	Weighted Average Exercise Price	Weighted Average Life Remaining
Outstanding, December 31, 2019	7	$13,125	6.65
Issued	-	-	-
Exercised	-	-	-
Expired	-	-	-
Outstanding, December 31, 2020	7	$13,125	5.64
Issued	-	-	-
Exercised	-	-	-
Expired	-	-	-
Outstanding, December 31, 2021	7	$13,125	4.64
Vested, December 31, 2021	7	$13,125	4.64

Schedule of Warrants
Inputs Used

Annual dividend yield	$-
Expected life (years)	3.0
Risk-free interest rate	1.13%
Expected volatility	93.09%
Common stock price	$15.00
Weighted Average Inputs Used

Annual dividend yield	$-
Expected life (years)	3.0
Risk-free interest rate	0.11% to 0.94%
Expected volatility	95.27% to 106.51%
Common stock price	$1.45 to 9.50